Segment Information (Long-Lived Asset Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 442,944	$ 428,093
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	148,748	136,461
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,691	2,863
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	151,439	139,324
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	243,120	241,475
Other Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	35,573	35,362
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 12,812	$ 11,932